Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Liabilities Measured at Fair Value on Recurring Basis

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2013
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put option	—	—	$1,830	$1,830

	December 31, 2014
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put Option	—	—	$2,040	$2,040

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table summarizes the movement of the balances of the put option liability measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2013 and 2014:

Balance as of January 1, 2013	$1,680
Change in fair value	150

Balance as of December 31, 2013	$1,830
Change in fair value	210

Balance as of December 31, 2014	$2,040